Annual Total Returns[BarChart] - Invesco NASDAQ Internet ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.03%)	20.06%	64.79%	(1.62%)	19.37%	3.17%	39.95%	(5.02%)	28.88%	61.25%